T. ROWE PRICE Retirement 2060 Fund
February 28, 2025 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/25
(Cost and value in $000s)
BOND MUTUAL FUNDS 1 .0%
T. Rowe Price Funds:
New Income Fund  16,692 8,887 1,358 3,060,335 24,544
U.S. Treasury Long-Term Index
Fund  10,514 5,880 962 2,115,976 15,764
International Bond Fund (USD
Hedged)  4,396 4,013 433 946,731 8,095
Dynamic Global Bond Fund  3,833 1,098 348 597,199 4,688
Limited Duration Inflation Focused
Bond Fund  11,696 1,155 12,149 123,543 579
Total Bond Mutual Funds (Cost $ 57,096 ) 53,670
EQUITY MUTUAL FUNDS 98 .7%
T. Rowe Price Funds:
Value Fund  793,418 159,537 49,778 19,089,042 905,966
Growth Stock Fund  754,264 121,071 72,496 7,903,281 839,486
U.S. Large-Cap Core Fund  523,593 90,394 28,776 13,975,397 584,032
Equity Index 500 Fund  510,289 55,988 50,477 3,639,670 570,737
Overseas Stock Fund  395,518 76,261 22,576 33,490,399 449,106
International Value Equity Fund  383,731 64,519 22,608 23,813,839 441,509
International Stock Fund  338,138 58,991 20,114 18,780,028 385,930
Real Assets Fund  318,200 61,214 19,355 24,300,279 356,971
Mid-Cap Growth Fund  185,216 43,796 11,080 2,068,119 205,240
Mid-Cap Value Fund  174,522 44,935 10,982 6,068,865 196,995
Emerging Markets Discovery Stock
Fund  141,293 22,438 8,524 11,102,938 157,218
Emerging Markets Stock Fund  106,727 36,984 8,563 3,984,176 134,944
Small-Cap Value Fund  104,686 21,604 6,341 2,233,607 117,666
Small-Cap Stock Fund  110,641 24,718 22,176 1,896,654 107,142
New Horizons Fund (2) 75,063 11,997 5,118 1,464,251 81,910
Total Equity Mutual Funds (Cost $ 4,683,285 ) 5,534,852
OTHER MUTUAL FUNDS 0 .0%
T. Rowe Price Funds:
Transition Fund  492 57,475 57,361 6,036 586
Total Other Mutual Funds (Cost $ 604 ) 586
SHORT-TERM INVESTMENTS 0 .3%
Money Market Funds  0.3%
T. Rowe Price U.S. Treasury
Money Fund, 4.44% (3) 31,027 96,684 112,137 15,573,511 15,574

T. ROWE PRICE Retirement 2060 Fund

$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/25
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.3%
(continued)
U.S. Treasury Obligations  0.0%
U.S. Treasury Bills, 4.26%,
3/18/25 (4) 3,000,000 2,995
Total Short-Term Investments (Cost $ 18,568 ) 18,569
Total Investments in Securities 100.0%
(Cost $4,759,553) $ 5,607,677
Other Assets Less Liabilities (0.0)% (2,575)
Net Assets 100.0% $ 5,605,102
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At February 28, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2060 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 80 MSCI EAFE Index contracts 3/25 9,718 $ 670
Short, 88 Russell 2000 E-Mini Index contracts 3/25 (9,527) 955
Long, 12 S&P 500 E-Mini Index contracts 3/25 3,578 (115)
Net payments (receipts) of variation margin to date (1,533)
Variation margin receivable (payable) on open futures contracts $ (23)

T. ROWE PRICE Retirement 2060 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (8) $ 105 $ 125
Emerging Markets Discovery Stock Fund  646 2,011 6,246
Emerging Markets Stock Fund  (290) (204) 2,547
Equity Index 500 Fund  10,729 54,937 5,582
Growth Stock Fund  67,551 36,647 1,648
International Bond Fund (USD Hedged)  4 119 171
International Stock Fund  3,806 8,915 6,669
International Value Equity Fund  3,096 15,867 13,627
Limited Duration Inflation Focused Bond Fund  475 (123) 64
Mid-Cap Growth Fund  20,010 (12,692) 1,282
Mid-Cap Value Fund  22,602 (11,480) 3,764
New Horizons Fund  4,154 (32) —
New Income Fund  (35) 323 755
Overseas Stock Fund  2,765 (97) 13,735
Real Assets Fund  2,217 (3,088) 8,326
Small-Cap Stock Fund  16,844 (6,041) 1,565
Small-Cap Value Fund  10,027 (2,283) 1,836
Transition Fund  (715) (20) —
U.S. Large-Cap Core Fund  37,822 (1,179) 6,591
U.S. Treasury Long-Term Index Fund  (88) 332 397
Value Fund  63,615 2,789 14,972
U.S. Treasury Money Fund, 4.44% — — 997
Totals $ 265,227 # $ 84,806 $ 90,899 +
# Capital gain distributions from underlying Price funds represented $211,095 of the net realized gain (loss).
+ Investment income comprised $90,899 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2060 Fund
Unaudited
Notes to Porfolio of Investments

T. Rowe Price Retirement 2060 Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2060 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement 2060 Fund

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Mutual Funds $ 53,670 $ — $ — $ 53,670
Equity Mutual Funds 5,534,852 — — 5,534,852
Other Mutual Funds 586 — — 586
Short-Term Investments 15,574 2,995 — 18,569
Total Securities 5,604,682 2,995 — 5,607,677
Futures Contracts* 1,625 — — 1,625
Total $ 5,606,307 $ 2,995 $ — $ 5,609,302
Liabilities
Futures Contracts* $ 115 $ — $ — $ 115
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Retirement 2060 Fund

exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F144-054Q3 02/25